TAXATION - Factors affecting future tax charges (Details) £ in Millions, $ in Millions			3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Reconciliation of expected tax charge
Current tax payable, uncertain tax positions					$ 162	$ 162	$ 201
Provision for uncertain tax positions					0	0
Other interest on provision for uncertain tax positions					15	15	17
Maximum potential liability					155	155
Tax receivables relating to payments					95	95	21
Unused tax credits for which no deferred tax asset recognised					47	47
Deferred tax assets					202	$ 202	$ 150
UK corporation tax rate (as a percent)						19.00%	19.00%	19.00%
Profit before taxation						$ 246	$ 743	$ 781
Expected taxation at UK statutory rate						47	141	148
Differences in overseas taxation rates						(37)	5	(6)
R&D credits						(9)	(8)	(6)
Tax losses not recognised						15		4
Impact of US tax reform						(142)
Expenses not deductible for tax purposes						29	18	15
Change in tax rates						(12)	3	1
Withholding tax on unremitted earnings						7	4	1
Adjustments in respect of prior years						(197)	(18)	(38)
Total taxation as per the income statement						(202)	$ 143	118
Forecast
Reconciliation of expected tax charge
UK corporation tax rate (as a percent)	17.00%	19.00%					17.00%
Unused tax losses
Reconciliation of expected tax charge
Deferred tax assets				$ 42	0	0
Recognition of previously unrecognised tax losses						(45)	$ (2)	$ (1)
UK
Reconciliation of expected tax charge
Other tax refund			£ 78		$ 100
Other tax refund, accrued interest				$ 6
Adjustments in respect of prior years						$ (197)
UK | Unrealised foreign exchange gains (losses)
Reconciliation of expected tax charge
Temporary differences for which no deferred tax asset is recognised									$ 675